CONSOLIDATED BALANCE SHEETS (Parenthetical) - Rigetti Computing, Inc [Member] - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, Outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,000,000,000	134,050,472
Ordinary shares, issued	113,810,285	113,810,285
Ordinary shares, outstanding	18,221,069	18,221,069
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	0	80,974,757
Preferred stock, shares issued	0	77,696,679
Preferred stock, Outstanding	0	77,696,679